EQUITY - Ownership of shares (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital
Number of shares held	1,719,658,728	1,719,658,728	1,719,658,728
Shares Issued, Percentage	100.00%	100.00%	100.00%
Metalurgica Gerdau S.A.
Capital
Number of shares held	653,368,823	653,370,032	652,519,280
Shares Issued, Percentage	38.00%	38.00%	37.90%
Brazilian institutional investors
Capital
Number of shares held	226,456,754	155,482,209	134,604,327
Shares Issued, Percentage	13.20%	9.00%	7.80%
Foreign institutional investors
Capital
Number of shares held	415,223,778	715,363,943	716,775,213
Shares Issued, Percentage	24.10%	41.60%	41.80%
Other shareholders
Capital
Number of shares held	401,114,345	185,040,945	205,049,695
Shares Issued, Percentage	23.30%	10.80%	11.90%
Common shares
Capital
Number of shares held	573,627,483	573,627,483	573,627,483
Shares Issued, Percentage	100.00%	100.00%	100.00%
Common shares | Metalurgica Gerdau S.A.
Capital
Number of shares held	557,898,901	557,898,901	449,712,654
Shares Issued, Percentage	97.30%	97.30%	78.40%
Common shares | Brazilian institutional investors
Capital
Number of shares held	2,383,207	254,785	41,883,032
Shares Issued, Percentage	0.40%	0.00%	7.30%
Common shares | Foreign institutional investors
Capital
Number of shares held	4,836,488	7,254,556	11,122,498
Shares Issued, Percentage	0.80%	1.30%	1.90%
Common shares | Other shareholders
Capital
Number of shares held	6,811,349	6,521,703	69,211,761
Shares Issued, Percentage	1.20%	1.10%	12.10%
Preferred shares
Capital
Number of shares held	1,146,031,245	1,146,031,245	1,146,031,245
Shares Issued, Percentage	100.00%	100.00%	100.00%
Preferred shares | Metalurgica Gerdau S.A.
Capital
Number of shares held	95,469,922	95,471,131	202,806,626
Shares Issued, Percentage	8.30%	8.30%	17.70%
Preferred shares | Brazilian institutional investors
Capital
Number of shares held	224,073,547	155,227,424	92,721,295
Shares Issued, Percentage	19.60%	13.50%	8.10%
Preferred shares | Foreign institutional investors
Capital
Number of shares held	410,387,290	708,109,387	705,652,715
Shares Issued, Percentage	35.80%	61.80%	61.50%
Preferred shares | Other shareholders
Capital
Number of shares held	394,302,996	178,519,242	135,837,934
Shares Issued, Percentage	34.40%	15.60%	11.90%
Treasury Stocks
Capital
Number of shares held	23,495,028	10,401,599	10,710,213
Shares Issued, Percentage	1.40%	0.60%	0.60%
Treasury Stocks | Common shares
Capital
Number of shares held	1,697,538	1,697,538	1,697,538
Shares Issued, Percentage	0.30%	0.30%	0.30%
Treasury Stocks | Preferred shares
Capital
Number of shares held	21,797,490	8,704,061	9,012,675
Shares Issued, Percentage	1.90%	0.80%	0.80%